Related party transactions	12 Months Ended
Dec. 31, 2017
Disclosure Of Related Party Explanatory [Abstract]
Disclosure of related party [text block]
19.	Related party transactions

Key management compensation

The compensation paid or payable to officers and directors is as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Salaries, director fees and short-term benefits	$2,495	$2,111
Share based compensation (1)	4,300	2,676
	$6,795	$4,787

(1) Represents the grant date fair value of Performance Awards and Stock Options granted.

As at December 31, 2017, there is a commitment of $2.9 million (December 31, 2016 - $2.2 million) related to change of control or termination of employment of officers.